Income Tax Expense (Details Narrative) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Valuation allowance of deferred tax		$ 32,114	$ 29,171	$ 55,093
Statutory income rate		(19.00%)			(24.00%)
United States of America [Member]
Valuation allowance of deferred tax		$ 4,168		27,587
Hong Kong [Member]
Valuation allowance of deferred tax		$ 317		$ 254
Statutory income rate		16.50%		16.50%
Malaysia [Member]
Valuation allowance of deferred tax		$ 26,878		$ 27,252
Malaysia [Member] | Minimum [Member]
Statutory income rate		18.00%		18.00%
Malaysia [Member] | Maximum [Member]
Statutory income rate		24.00%		24.00%